UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

The Select Sector SPDR Trust
Semi-Annual Report

March 31, 2022

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

[This Page Intentionally Left Blank]

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Meta Platforms, Inc. Class A	2,355,760,555	19.9%
Alphabet, Inc. Class A	1,402,353,889	11.8
Alphabet, Inc. Class C	1,300,485,969	11.0
Netflix, Inc.	543,363,397	4.6
Walt Disney Co.	513,900,252	4.3
TOTAL	6,115,864,062	51.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Amazon.com, Inc.	4,552,741,852	23.0%
Tesla, Inc.	4,333,739,738	21.9
McDonald's Corp.	946,712,716	4.8
Home Depot, Inc.	881,916,578	4.4
NIKE, Inc. Class B	879,908,428	4.4
TOTAL	11,595,019,312	58.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Procter & Gamble Co.	2,402,934,481	15.7%
Costco Wholesale Corp.	1,675,265,123	10.9
Coca-Cola Co.	1,581,231,446	10.3
PepsiCo, Inc.	1,519,141,717	9.9
Philip Morris International, Inc.	682,942,015	4.5
TOTAL	7,861,514,782	51.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	8,160,706,007	22.2%
Chevron Corp.	7,874,208,693	21.4
EOG Resources, Inc.	1,750,034,452	4.8
ConocoPhillips	1,668,235,000	4.5
Schlumberger NV	1,607,757,935	4.4
TOTAL	21,060,942,087	57.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	6,959,271,916	15.2%
JPMorgan Chase & Co.	4,337,872,119	9.4
Bank of America Corp.	3,155,037,209	6.9
Wells Fargo & Co.	2,027,610,256	4.4
S&P Global, Inc.	1,564,428,981	3.4
TOTAL	18,044,220,481	39.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
UnitedHealth Group, Inc.	3,407,001,456	9.2%
Johnson & Johnson	3,309,516,280	8.9
Pfizer, Inc.	2,061,131,383	5.6
AbbVie, Inc.	2,032,835,083	5.5
Thermo Fisher Scientific, Inc.	1,650,907,505	4.5
TOTAL	12,461,391,707	33.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Union Pacific Corp.	932,110,284	5.8%
United Parcel Service, Inc. Class B	837,945,189	5.2
Raytheon Technologies Corp.	792,040,279	4.9
Honeywell International, Inc.	714,982,070	4.4
Caterpillar, Inc.	645,858,476	4.0
TOTAL	3,922,936,298	24.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Linde PLC	1,261,133,597	16.3%
Freeport-McMoRan, Inc.	562,463,352	7.3
Newmont Corp.	488,015,110	6.3
Sherwin-Williams Co.	463,813,929	6.0
Air Products & Chemicals, Inc.	426,799,297	5.5
TOTAL	3,202,225,285	41.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Prologis, Inc. REIT	655,603,310	11.4%
American Tower Corp. REIT	627,697,036	11.0
Crown Castle International Corp. REIT	437,740,503	7.6
Equinix, Inc. REIT	366,340,256	6.4
Public Storage REIT	326,671,775	5.7
TOTAL	2,414,052,880	42.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
Apple, Inc.	10,896,669,579	22.9%
Microsoft Corp.	10,537,347,960	22.1
NVIDIA Corp.	2,139,676,166	4.5
Visa, Inc. Class A	1,747,704,613	3.7
Mastercard, Inc. Class A	1,465,684,712	3.1
TOTAL	26,787,083,030	56.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	2,356,025,338	15.8%
Duke Energy Corp.	1,217,483,135	8.2
Southern Co.	1,089,276,182	7.3
Dominion Energy, Inc.	975,583,820	6.6
Sempra Energy	761,008,462	5.1
TOTAL	6,399,376,937	43.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2022*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.2%
AT&T, Inc.	21,284,585	$ 502,954,743
Lumen Technologies, Inc. (a)	10,361,856	116,778,117
Verizon Communications, Inc.	9,305,485	474,021,406
		1,093,754,266
ENTERTAINMENT — 19.6%
Activision Blizzard, Inc.	6,145,878	492,346,287
Electronic Arts, Inc.	3,162,263	400,057,892
Live Nation Entertainment, Inc. (a) (b)	1,518,934	178,687,396
Netflix, Inc. (b)	1,450,555	543,363,397
Take-Two Interactive Software, Inc. (a) (b)	1,297,771	199,519,314
Walt Disney Co. (b)	3,746,721	513,900,252
		2,327,874,538
INTERACTIVE MEDIA & SERVICES — 48.6%
Alphabet, Inc. Class A (b)	504,199	1,402,353,889
Alphabet, Inc. Class C (b)	465,625	1,300,485,969
Match Group, Inc. (b)	3,183,198	346,140,950
Meta Platforms, Inc. Class A (b)	10,594,354	2,355,760,555
Twitter, Inc. (b)	8,991,226	347,870,534
		5,752,611,897
MEDIA — 18.2%
Charter Communications, Inc. Class A (b)	882,506	481,424,673
Comcast Corp. Class A	10,964,288	513,347,964
Discovery, Inc. Class A (b)	1,906,432	47,508,285
Discovery, Inc. Class C (b)	3,415,314	85,280,391
DISH Network Corp. Class A (b)	2,807,874	88,869,212
Fox Corp. Class A	3,551,113	140,091,408
Fox Corp. Class B	1,639,323	59,474,639
Interpublic Group of Cos., Inc.	4,426,055	156,903,650
News Corp. Class A	4,395,236	97,354,477
News Corp. Class B	1,361,438	30,659,584
Security Description	Shares	Value
Omnicom Group, Inc.	2,349,960	$ 199,464,605
Paramount Global Class B (a)	6,822,130	257,944,735
		2,158,323,623
WIRELESS TELECOMMUNICATION SERVICES — 4.3%
T-Mobile US, Inc. (b)	3,962,396	508,573,527
TOTAL COMMON STOCKS (Cost $13,164,669,676)		11,841,137,851
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	6,761,538	6,760,862
State Street Navigator Securities Lending Portfolio II (e) (f)	239,458,019	239,458,019
TOTAL SHORT-TERM INVESTMENTS (Cost $246,218,125)		246,218,881
TOTAL INVESTMENTS — 102.0% (Cost $13,410,887,801)		12,087,356,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(238,196,904)
NET ASSETS — 100.0%		$ 11,849,159,828
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,841,137,851	$—	$—	$11,841,137,851
Short-Term Investments	246,218,881	—	—	246,218,881
TOTAL INVESTMENTS	$12,087,356,732	$—	$—	$12,087,356,732
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,600,221	$ 3,600,941	$117,193,658	$114,032,195	$(2,298)	$756	6,761,538	$ 6,760,862	$ 2,923
State Street Navigator Securities Lending Portfolio II	76,583,434	76,583,434	625,318,721	462,444,136	—	—	239,458,019	239,458,019	129,592
Total		$80,184,375	$742,512,379	$576,476,331	$(2,298)	$756		$246,218,881	$132,515
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.1%
Aptiv PLC (a)	1,385,940	$ 165,910,877
BorgWarner, Inc.	1,228,464	47,787,250
		213,698,127
AUTOMOBILES — 25.2%
Ford Motor Co.	20,152,858	340,784,829
General Motors Co. (a)	7,444,636	325,628,379
Tesla, Inc. (a)	4,021,659	4,333,739,738
		5,000,152,946
DISTRIBUTORS — 1.2%
Genuine Parts Co.	729,716	91,958,810
LKQ Corp.	1,373,979	62,392,387
Pool Corp.	205,412	86,858,464
		241,209,661
HOTELS, RESTAURANTS & LEISURE — 18.6%
Booking Holdings, Inc. (a)	210,415	494,149,107
Caesars Entertainment, Inc. (a)	1,095,277	84,730,629
Carnival Corp. (a)	4,144,046	83,792,610
Chipotle Mexican Grill, Inc. (a)	144,169	228,079,683
Darden Restaurants, Inc.	654,370	86,998,492
Domino's Pizza, Inc.	186,438	75,882,130
Expedia Group, Inc. (a)	769,666	150,600,546
Hilton Worldwide Holdings, Inc. (a)	1,428,052	216,692,610
Las Vegas Sands Corp. (a) (b)	1,761,441	68,467,212
Marriott International, Inc. Class A (a)	1,401,688	246,346,666
McDonald's Corp.	3,828,505	946,712,716
MGM Resorts International	1,929,782	80,935,057
Norwegian Cruise Line Holdings, Ltd. (a) (b)	2,135,996	46,735,592
Penn National Gaming, Inc. (a)	851,106	36,103,917
Royal Caribbean Cruises, Ltd. (a) (b)	1,148,921	96,256,601
Starbucks Corp.	5,893,646	536,144,977
Wynn Resorts, Ltd. (a) (b)	539,234	42,998,519
Yum! Brands, Inc.	1,480,677	175,504,645
		3,697,131,709
HOUSEHOLD DURABLES — 2.9%
D.R. Horton, Inc.	1,652,170	123,103,187
Garmin, Ltd.	778,408	92,326,973
Lennar Corp. Class A	1,339,125	108,696,776
Mohawk Industries, Inc. (a)	281,100	34,912,620
Newell Brands, Inc.	1,939,756	41,530,176
NVR, Inc. (a)	16,774	74,933,987
PulteGroup, Inc.	1,273,929	53,377,625
Whirlpool Corp. (b)	302,259	52,224,310
		581,105,654
INTERNET & DIRECT MARKETING RETAIL — 24.3%
Amazon.com, Inc. (a)	1,396,568	4,552,741,852
eBay, Inc.	3,207,375	183,654,292
Security Description	Shares	Value
Etsy, Inc. (a) (b)	649,539	$ 80,724,707
		4,817,120,851
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	664,382	54,426,174
MULTILINE RETAIL — 4.9%
Dollar General Corp.	1,187,176	264,300,993
Dollar Tree, Inc. (a)	1,152,558	184,582,164
Target Corp.	2,454,807	520,959,141
		969,842,298
SPECIALTY RETAIL — 15.8%
Advance Auto Parts, Inc.	319,441	66,111,509
AutoZone, Inc. (a)	105,707	216,126,418
Bath & Body Works, Inc.	1,320,431	63,116,602
Best Buy Co., Inc.	1,109,287	100,834,188
CarMax, Inc. (a) (b)	828,375	79,921,620
Home Depot, Inc.	2,946,302	881,916,578
Lowe's Cos., Inc.	3,451,917	697,943,098
O'Reilly Automotive, Inc. (a)	345,244	236,478,330
Ross Stores, Inc.	1,810,265	163,756,572
TJX Cos., Inc.	6,111,736	370,248,967
Tractor Supply Co.	583,172	136,094,850
Ulta Beauty, Inc. (a)	277,256	110,408,884
		3,122,957,616
TEXTILES, APPAREL & LUXURY GOODS — 5.6%
NIKE, Inc. Class B	6,539,153	879,908,428
PVH Corp.	358,541	27,467,826
Ralph Lauren Corp.	237,138	26,900,935
Tapestry, Inc.	1,352,584	50,248,496
Under Armour, Inc. Class A (a)	966,512	16,450,034
Under Armour, Inc. Class C (a)	1,101,901	17,145,579
VF Corp.	1,653,796	94,034,840
		1,112,156,138
TOTAL COMMON STOCKS (Cost $19,032,064,536)		19,809,801,174
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	11,996,788	11,995,588
State Street Navigator Securities Lending Portfolio II (e) (f)	80,293,118	80,293,118
TOTAL SHORT-TERM INVESTMENTS (Cost $92,286,932)		92,288,706
TOTAL INVESTMENTS — 100.4% (Cost $19,124,351,468)		19,902,089,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(84,879,955)
NET ASSETS — 100.0%		$ 19,817,209,925
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,809,801,174	$—	$—	$19,809,801,174
Short-Term Investments	92,288,706	—	—	92,288,706
TOTAL INVESTMENTS	$19,902,089,880	$—	$—	$19,902,089,880
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,827,718	$ 5,828,883	$110,851,302	$104,682,804	$(3,567)	$1,774	11,996,788	$11,995,588	$ 4,174
State Street Navigator Securities Lending Portfolio II	88,081,524	88,081,524	823,057,503	830,845,909	—	—	80,293,118	80,293,118	72,064
Total		$93,910,407	$933,908,805	$935,528,713	$(3,567)	$1,774		$92,288,706	$76,238
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 24.8%
Brown-Forman Corp. Class B	1,417,311	$ 94,988,183
Coca-Cola Co.	25,503,733	1,581,231,446
Constellation Brands, Inc. Class A	1,274,598	293,565,411
Molson Coors Beverage Co. Class B (a)	1,461,192	77,998,429
Monster Beverage Corp. (b)	2,913,774	232,810,543
PepsiCo, Inc.	9,076,005	1,519,141,717
		3,799,735,729
FOOD & STAPLES RETAILING — 21.0%
Costco Wholesale Corp.	2,909,204	1,675,265,123
Kroger Co.	5,189,101	297,698,724
Sysco Corp.	3,935,533	321,336,270
Walmart, Inc.	4,547,631	677,233,209
Walgreens Boots Alliance, Inc.	5,557,035	248,788,457
		3,220,321,783
FOOD PRODUCTS — 18.7%
Archer-Daniels-Midland Co.	4,339,680	391,699,517
Campbell Soup Co. (a)	1,567,980	69,884,869
Conagra Brands, Inc.	3,720,378	124,893,089
General Mills, Inc.	4,678,283	316,813,325
Hershey Co.	1,127,484	244,246,859
Hormel Foods Corp.	2,188,057	112,772,458
J.M. Smucker Co.	840,394	113,797,751
Kellogg Co.	1,984,277	127,966,024
Kraft Heinz Co.	5,506,084	216,884,649
Lamb Weston Holdings, Inc.	1,112,317	66,638,911
McCormick & Co., Inc.	1,936,913	193,303,917
Mondelez International, Inc. Class A	10,767,358	675,974,735
Tyson Foods, Inc. Class A	2,268,247	203,302,979
		2,858,179,083
HOUSEHOLD PRODUCTS — 23.1%
Church & Dwight Co., Inc.	1,876,887	186,525,030
Clorox Co.	954,398	132,689,954
Colgate-Palmolive Co.	6,536,897	495,692,899
Kimberly-Clark Corp.	2,612,054	321,700,571
Security Description	Shares	Value
Procter & Gamble Co.	15,726,011	$ 2,402,934,481
		3,539,542,935
PERSONAL PRODUCTS — 3.2%
Estee Lauder Cos., Inc. Class A	1,802,610	490,886,755
TOBACCO — 8.8%
Altria Group, Inc.	12,798,872	668,741,062
Philip Morris International, Inc.	7,269,981	682,942,015
		1,351,683,077
TOTAL COMMON STOCKS (Cost $15,493,729,068)		15,260,349,362
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	18,274,235	18,272,407
State Street Navigator Securities Lending Portfolio II (e) (f)	28,783,386	28,783,386
TOTAL SHORT-TERM INVESTMENTS (Cost $47,054,401)		47,055,793
TOTAL INVESTMENTS — 99.9% (Cost $15,540,783,469)		15,307,405,155
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,389,945
NET ASSETS — 100.0%		$ 15,320,795,100
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,260,349,362	$—	$—	$15,260,349,362
Short-Term Investments	47,055,793	—	—	47,055,793
TOTAL INVESTMENTS	$15,307,405,155	$—	$—	$15,307,405,155
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,187,963	$15,191,001	$262,722,955	$259,637,694	$(5,247)	$1,392	18,274,235	$18,272,407	$ 6,703
State Street Navigator Securities Lending Portfolio II	3,227,202	3,227,202	238,882,678	213,326,494	—	—	28,783,386	28,783,386	8,698
Total		$18,418,203	$501,605,633	$472,964,188	$(5,247)	$1,392		$47,055,793	$15,401
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 9.5%
Baker Hughes Co. (a)	25,116,730	$ 914,500,139
Halliburton Co.	24,919,533	943,702,715
Schlumberger NV	38,919,340	1,607,757,935
		3,465,960,789
OIL, GAS & CONSUMABLE FUELS — 90.3%
APA Corp.	10,074,494	416,378,837
Chevron Corp.	48,358,464	7,874,208,693
ConocoPhillips	16,682,350	1,668,235,000
Coterra Energy, Inc.	22,562,543	608,511,785
Devon Energy Corp. (a)	17,460,766	1,032,455,093
Diamondback Energy, Inc.	4,722,924	647,418,422
EOG Resources, Inc.	14,677,803	1,750,034,452
Exxon Mobil Corp.	98,809,856	8,160,706,007
Hess Corp.	7,644,721	818,290,936
Kinder Morgan, Inc.	54,079,547	1,022,644,234
Marathon Oil Corp.	21,590,842	542,146,043
Marathon Petroleum Corp.	16,057,198	1,372,890,429
Occidental Petroleum Corp.	24,606,606	1,396,178,824
ONEOK, Inc.	12,367,013	873,482,128
Phillips 66	12,974,720	1,120,886,061
Pioneer Natural Resources Co.	6,296,468	1,574,305,894
Valero Energy Corp.	11,338,003	1,151,260,825
Security Description	Shares	Value
Williams Cos., Inc.	33,695,764	$ 1,125,775,475
		33,155,809,138
TOTAL COMMON STOCKS (Cost $29,888,017,879)		36,621,769,927
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c) (Cost $78,057,494)	78,070,476	78,062,669
TOTAL INVESTMENTS — 100.0% (Cost $29,966,075,373)		36,699,832,596
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		12,128,105
NET ASSETS — 100.0%		$ 36,711,960,701
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	Amount is less than 0.05% of net assets.

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	1,000	06/17/2022	$79,383,250	$79,710,000	$326,750
During the period ended March 31, 2022, average notional value related to futures contracts was $96,257,657.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,621,769,927	$—	$—	$36,621,769,927
Short-Term Investment	78,062,669	—	—	78,062,669
TOTAL INVESTMENTS	$36,699,832,596	$—	$—	$36,699,832,596
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	326,750	—	—	326,750
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 326,750	$—	$—	$ 326,750
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,520,972	$ 25,526,076	$ 973,563,481	$ 921,035,120	$3,057	$5,175	78,070,476	$78,062,669	$31,321
State Street Navigator Securities Lending Portfolio II	204,202,820	204,202,820	606,625,429	810,828,249	—	—	—	—	20,314
Total		$229,728,896	$1,580,188,910	$1,731,863,369	$3,057	$5,175		$78,062,669	$51,635
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 34.2%
Bank of America Corp.	76,541,417	$ 3,155,037,209
Citigroup, Inc.	21,367,481	1,141,023,485
Citizens Financial Group, Inc.	4,589,169	208,027,031
Comerica, Inc.	1,407,231	127,255,899
Fifth Third Bancorp	7,362,528	316,883,205
First Republic Bank	1,930,318	312,904,548
Huntington Bancshares, Inc.	15,481,315	226,336,825
JPMorgan Chase & Co.	31,821,245	4,337,872,119
KeyCorp.	10,001,432	223,832,048
M&T Bank Corp. (a)	1,385,873	234,905,474
People's United Financial, Inc.	4,607,828	92,110,482
PNC Financial Services Group, Inc.	4,522,320	834,141,924
Regions Financial Corp.	10,143,032	225,783,892
Signature Bank	675,343	198,206,417
SVB Financial Group (b)	632,365	353,776,599
Truist Financial Corp.	14,373,553	814,980,455
US Bancorp	14,540,992	772,853,725
Wells Fargo & Co.	41,840,905	2,027,610,256
Zions Bancorp NA	1,632,463	107,024,274
		15,710,565,867
CAPITAL MARKETS — 26.6%
Ameriprise Financial, Inc.	1,194,125	358,667,385
Bank of New York Mellon Corp.	7,965,962	395,350,694
BlackRock, Inc.	1,535,220	1,173,169,068
Cboe Global Markets, Inc.	1,148,293	131,387,685
Charles Schwab Corp.	16,187,841	1,364,796,875
CME Group, Inc.	3,869,947	920,505,594
FactSet Research Systems, Inc.	407,016	176,705,996
Franklin Resources, Inc. (a)	3,027,871	84,538,158
Goldman Sachs Group, Inc.	3,655,302	1,206,615,190
Intercontinental Exchange, Inc.	6,049,827	799,303,143
Invesco, Ltd.	3,674,997	84,745,431
MarketAxess Holdings, Inc.	409,450	139,294,890
Moody's Corp.	1,741,546	587,615,036
Morgan Stanley	15,263,915	1,334,066,171
MSCI, Inc.	875,177	440,109,010
Nasdaq, Inc.	1,260,487	224,618,783
Northern Trust Corp.	2,237,302	260,533,818
Raymond James Financial, Inc.	2,011,846	221,121,994
S&P Global, Inc.	3,814,006	1,564,428,981
State Street Corp. (c)	3,940,841	343,326,068
T Rowe Price Group, Inc.	2,467,791	373,105,321
		12,184,005,291
CONSUMER FINANCE — 5.1%
American Express Co.	6,622,904	1,238,483,048
Capital One Financial Corp.	4,456,560	585,101,763
Discover Financial Services	3,101,237	341,725,305
Synchrony Financial	5,612,909	195,385,362
		2,360,695,478
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 15.2%
Berkshire Hathaway, Inc. Class B (b)	19,719,679	$ 6,959,271,916
INSURANCE — 18.7%
Aflac, Inc.	6,460,119	415,967,062
Allstate Corp.	3,021,191	418,465,165
American International Group, Inc.	8,940,398	561,188,783
Aon PLC Class A	2,313,009	753,185,121
Arthur J Gallagher & Co.	2,244,643	391,914,668
Assurant, Inc.	613,598	111,570,524
Brown & Brown, Inc.	2,524,899	182,474,451
Chubb, Ltd.	4,638,094	992,088,307
Cincinnati Financial Corp. (a)	1,613,283	219,341,957
Everest Re Group, Ltd.	423,966	127,774,873
Globe Life, Inc.	1,000,350	100,635,210
Hartford Financial Services Group, Inc.	3,606,193	258,960,719
Lincoln National Corp.	1,793,600	117,229,696
Loews Corp.	2,111,189	136,847,271
Marsh & McLennan Cos., Inc.	5,436,372	926,466,516
MetLife, Inc.	7,555,376	530,991,825
Principal Financial Group, Inc. (a)	2,615,740	192,021,473
Progressive Corp.	6,292,591	717,292,448
Prudential Financial, Inc. (a)	4,070,026	480,954,973
Travelers Cos., Inc.	2,597,358	474,615,227
Willis Towers Watson PLC	1,314,312	310,466,781
WR Berkley Corp.	2,255,673	150,205,265
		8,570,658,315
TOTAL COMMON STOCKS (Cost $46,109,587,076)		45,785,196,867
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	75,968,999	75,961,402
State Street Navigator Securities Lending Portfolio II (f) (g)	33,798,829	33,798,829
TOTAL SHORT-TERM INVESTMENTS (Cost $109,756,141)		109,760,231
TOTAL INVESTMENTS — 100.0% (Cost $46,219,343,217)		45,894,957,098
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (h)		(12,459,164)
NET ASSETS — 100.0%		$ 45,882,497,934
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$45,785,196,867	$—	$—	$45,785,196,867
Short-Term Investments	109,760,231	—	—	109,760,231
TOTAL INVESTMENTS	$45,894,957,098	$—	$—	$45,894,957,098
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	3,542,553	$300,125,090	$ 198,299,582	$ 156,958,115	$9,661,127	$(7,801,616)	3,940,841	$343,326,068	$4,416,412
State Street Institutional Liquid Reserves Fund, Premier Class	43,504,448	43,513,149	722,593,058	690,134,138	(14,757)	4,090	75,968,999	75,961,402	15,818
State Street Navigator Securities Lending Portfolio II	3,282,379	3,282,379	788,475,015	757,958,565	—	—	33,798,829	33,798,829	31,379
Total		$346,920,618	$1,709,367,655	$1,605,050,818	$9,646,370	$(7,797,526)		$453,086,299	$4,463,609
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 14.3%
AbbVie, Inc.	12,539,850	$ 2,032,835,083
Amgen, Inc. (a)	3,995,383	966,163,517
Biogen, Inc. (b)	1,042,038	219,453,203
Gilead Sciences, Inc.	8,897,590	528,961,726
Incyte Corp. (b)	1,331,804	105,771,874
Moderna, Inc. (b)	2,502,082	431,008,645
Regeneron Pharmaceuticals, Inc. (b)	757,034	528,727,686
Vertex Pharmaceuticals, Inc. (b)	1,803,533	470,668,007
		5,283,589,741
HEALTH CARE EQUIPMENT & SUPPLIES — 21.1%
Abbott Laboratories	12,542,885	1,484,575,869
ABIOMED, Inc. (b)	322,745	106,906,054
Align Technology, Inc. (b)	520,104	226,765,344
Baxter International, Inc.	3,551,543	275,386,644
Becton Dickinson & Co.	2,020,074	537,339,684
Boston Scientific Corp. (b)	10,107,747	447,672,115
Cooper Cos., Inc.	349,808	146,076,323
DENTSPLY SIRONA, Inc.	1,550,647	76,322,845
DexCom, Inc. (a) (b)	687,417	351,682,537
Edwards Lifesciences Corp. (b)	4,428,517	521,325,021
Hologic, Inc. (b)	1,773,341	136,228,056
IDEXX Laboratories, Inc. (b)	601,386	328,994,225
Intuitive Surgical, Inc. (b)	2,532,188	763,910,476
Medtronic PLC	9,546,014	1,059,130,253
ResMed, Inc.	1,033,626	250,664,641
STERIS PLC	709,437	171,520,584
Stryker Corp.	2,381,531	636,702,313
Teleflex, Inc.	332,248	117,891,558
Zimmer Biomet Holdings, Inc. (a)	1,481,786	189,520,429
		7,828,614,971
HEALTH CARE PROVIDERS & SERVICES — 22.0%
AmerisourceBergen Corp.	1,061,267	164,188,618
Anthem, Inc.	1,721,636	845,702,036
Cardinal Health, Inc.	1,965,360	111,435,912
Centene Corp. (b)	4,138,956	348,458,706
Cigna Corp.	2,290,912	548,925,424
CVS Health Corp.	9,310,692	942,335,137
DaVita, Inc. (a) (b)	437,221	49,454,067
HCA Healthcare, Inc.	1,698,731	425,735,963
Henry Schein, Inc. (b)	983,609	85,760,869
Humana, Inc.	911,750	396,766,248
Laboratory Corp. of America Holdings (b)	660,438	174,131,083
McKesson Corp.	1,062,635	325,304,453
Molina Healthcare, Inc. (b)	416,058	138,792,788
Quest Diagnostics, Inc.	844,224	115,540,497
UnitedHealth Group, Inc.	6,680,788	3,407,001,456
Universal Health Services, Inc. Class B	518,616	75,173,389
		8,154,706,646
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	2,086,947	$ 195,254,761
LIFE SCIENCES TOOLS & SERVICES — 13.5%
Agilent Technologies, Inc.	2,130,728	281,959,236
Bio-Rad Laboratories, Inc. Class A (b)	153,180	86,275,571
Bio-Techne Corp.	278,825	120,742,378
Charles River Laboratories International, Inc. (b)	357,857	101,620,652
Danaher Corp.	4,511,050	1,323,226,297
Illumina, Inc. (b)	1,108,601	387,345,190
IQVIA Holdings, Inc. (b)	1,355,096	313,311,746
Mettler-Toledo International, Inc. (b)	162,973	223,792,894
PerkinElmer, Inc. (a)	895,142	156,166,473
Thermo Fisher Scientific, Inc.	2,795,069	1,650,907,505
Waters Corp. (b)	432,898	134,367,210
West Pharmaceutical Services, Inc.	525,400	215,787,034
		4,995,502,186
PHARMACEUTICALS — 28.4%
Bristol-Myers Squibb Co.	15,462,510	1,129,227,105
Catalent, Inc. (b)	1,270,563	140,905,437
Eli Lilly & Co.	5,631,810	1,612,781,430
Johnson & Johnson	18,673,567	3,309,516,280
Merck & Co., Inc.	17,916,988	1,470,088,865
Organon & Co. (a)	1,798,424	62,818,950
Pfizer, Inc.	39,813,239	2,061,131,383
Viatris, Inc.	8,578,508	93,334,167
Zoetis, Inc.	3,355,917	632,892,387
		10,512,696,004
TOTAL COMMON STOCKS (Cost $35,146,113,685)		36,970,364,309
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	33,431,248	33,427,905
State Street Navigator Securities Lending Portfolio II (e) (f)	21,331,314	21,331,314
TOTAL SHORT-TERM INVESTMENTS (Cost $54,754,900)		54,759,219
TOTAL INVESTMENTS — 100.0% (Cost $35,200,868,585)		37,025,123,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		6,887,018
NET ASSETS — 100.0%		$ 37,032,010,546
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,970,364,309	$—	$—	$36,970,364,309
Short-Term Investments	54,759,219	—	—	54,759,219
TOTAL INVESTMENTS	$37,025,123,528	$—	$—	$37,025,123,528
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,313,341	$28,319,003	$ 343,066,851	$ 337,949,941	$(9,442)	$1,434	33,431,248	$33,427,905	$14,807
State Street Navigator Securities Lending Portfolio II	27,800	27,800	870,114,470	848,810,956	—	—	21,331,314	21,331,314	28,500
Total		$28,346,803	$1,213,181,321	$1,186,760,897	$(9,442)	$1,434		$54,759,219	$43,307
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 20.0%
Boeing Co. (a)	2,935,806	$ 562,206,849
General Dynamics Corp.	1,234,866	297,824,982
Howmet Aerospace, Inc.	2,032,728	73,056,244
Huntington Ingalls Industries, Inc.	214,050	42,690,132
L3Harris Technologies, Inc.	1,051,562	261,281,610
Lockheed Martin Corp.	1,298,101	572,981,781
Northrop Grumman Corp.	785,808	351,429,054
Raytheon Technologies Corp.	7,994,754	792,040,279
Textron, Inc.	1,181,147	87,853,714
TransDigm Group, Inc. (a)	282,411	184,002,063
		3,225,366,708
AIR FREIGHT & LOGISTICS — 8.1%
C.H. Robinson Worldwide, Inc. (b)	696,509	75,020,984
Expeditors International of Washington, Inc.	907,755	93,644,006
FedEx Corp.	1,306,094	302,217,091
United Parcel Service, Inc. Class B	3,907,233	837,945,189
		1,308,827,270
AIRLINES — 2.9%
Alaska Air Group, Inc. (a)	674,821	39,146,366
American Airlines Group, Inc. (a) (b)	3,470,873	63,343,432
Delta Air Lines, Inc. (a)	3,429,506	135,705,553
Southwest Airlines Co. (a)	3,174,093	145,373,460
United Airlines Holdings, Inc. (a)	1,735,215	80,444,567
		464,013,378
BUILDING PRODUCTS — 5.4%
A.O. Smith Corp.	703,833	44,967,891
Allegion PLC	480,619	52,762,354
Carrier Global Corp.	4,582,228	210,186,798
Fortune Brands Home & Security, Inc.	727,322	54,025,478
Johnson Controls International PLC	3,763,919	246,800,169
Masco Corp.	1,284,855	65,527,605
Trane Technologies PLC	1,250,670	190,977,309
		865,247,604
CAPITAL MARKETS — 0.0% (c)
S&P Global, Inc.	2	820
COMMERCIAL SERVICES & SUPPLIES — 5.3%
Cintas Corp.	472,517	201,004,007
Copart, Inc. (a)	1,143,881	143,522,749
Republic Services, Inc.	1,119,025	148,270,813
Rollins, Inc. (b)	1,208,962	42,374,118
Waste Management, Inc.	2,062,223	326,862,345
		862,034,032
CONSTRUCTION & ENGINEERING — 0.6%
Quanta Services, Inc.	763,535	100,488,841
ELECTRICAL EQUIPMENT — 6.7%
AMETEK, Inc.	1,239,646	165,096,054
Security Description	Shares	Value
Eaton Corp. PLC	2,135,892	$ 324,142,970
Emerson Electric Co.	3,182,195	312,014,220
Generac Holdings, Inc. (a) (b)	338,081	100,497,958
Rockwell Automation, Inc. (b)	622,742	174,386,442
		1,076,137,644
INDUSTRIAL CONGLOMERATES — 12.2%
3M Co.	3,059,267	455,463,671
General Electric Co.	5,890,922	539,019,363
Honeywell International, Inc.	3,674,489	714,982,070
Roper Technologies, Inc.	565,279	266,941,702
		1,976,406,806
MACHINERY — 19.7%
Caterpillar, Inc.	2,898,566	645,858,476
Cummins, Inc.	763,107	156,520,877
Deere & Co.	1,502,575	624,259,810
Dover Corp.	771,597	121,063,569
Fortive Corp.	1,921,404	117,071,146
IDEX Corp.	407,403	78,111,377
Illinois Tool Works, Inc.	1,530,559	320,499,055
Ingersoll Rand, Inc.	2,183,965	109,962,638
Nordson Corp.	290,026	65,859,104
Otis Worldwide Corp.	2,277,251	175,234,464
PACCAR, Inc.	1,861,053	163,902,938
Parker-Hannifin Corp. (b)	688,345	195,324,777
Pentair PLC	886,686	48,067,248
Snap-on, Inc.	286,955	58,963,513
Stanley Black & Decker, Inc. (b)	873,608	122,121,662
Westinghouse Air Brake Technologies Corp.	1,001,116	96,277,326
Xylem, Inc.	966,317	82,388,187
		3,181,486,167
PROFESSIONAL SERVICES — 3.9%
Equifax, Inc.	653,673	154,985,869
Jacobs Engineering Group, Inc.	692,217	95,394,425
Leidos Holdings, Inc.	751,998	81,230,824
Nielsen Holdings PLC	1,916,505	52,205,596
Robert Half International, Inc.	586,346	66,948,986
Verisk Analytics, Inc. (b)	863,678	185,371,209
		636,136,909
ROAD & RAIL — 12.3%
CSX Corp.	11,885,102	445,097,070
JB Hunt Transport Services, Inc.	450,120	90,379,595
Norfolk Southern Corp.	1,284,220	366,285,228
Old Dominion Freight Line, Inc. (b)	499,202	149,101,653
Union Pacific Corp.	3,411,699	932,110,284
		1,982,973,830
TRADING COMPANIES & DISTRIBUTORS — 2.7%
Fastenal Co.	3,084,168	183,199,579
United Rentals, Inc. (a)	388,054	137,840,662

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	231,847	$ 119,584,364
		440,624,605
TOTAL COMMON STOCKS (Cost $17,429,019,090)		16,119,744,614
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	23,820,336	23,817,954
State Street Navigator Securities Lending Portfolio II (f) (g)	43,019,956	43,019,956
TOTAL SHORT-TERM INVESTMENTS (Cost $66,835,569)		66,837,910
TOTAL INVESTMENTS — 100.2% (Cost $17,495,854,659)		16,186,582,524
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(35,656,680)
NET ASSETS — 100.0%		$ 16,150,925,844

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	285	06/17/2022	$27,893,876	$29,537,400	$1,643,524
During the period ended March 31, 2022, average notional value related to futures contracts was $40,980,414.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,119,744,614	$—	$—	$16,119,744,614
Short-Term Investments	66,837,910	—	—	66,837,910
TOTAL INVESTMENTS	$16,186,582,524	$—	$—	$16,186,582,524
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,643,524	—	—	1,643,524
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,643,524	$—	$—	$ 1,643,524
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,880,923	$54,891,899	$176,063,731	$207,134,340	$(5,677)	$2,341	23,820,336	$23,817,954	$10,660
State Street Navigator Securities Lending Portfolio II	11,459,054	11,459,054	720,230,011	688,669,109	—	—	43,019,956	43,019,956	36,946
Total		$66,350,953	$896,293,742	$895,803,449	$(5,677)	$2,341		$66,837,910	$47,606
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 65.8%
Air Products & Chemicals, Inc.	1,707,812	$ 426,799,297
Albemarle Corp.	900,980	199,251,727
Celanese Corp.	832,095	118,881,413
CF Industries Holdings, Inc.	1,652,053	170,260,582
Corteva, Inc.	5,600,070	321,892,024
Dow, Inc.	5,667,200	361,113,984
DuPont de Nemours, Inc.	3,950,746	290,695,891
Eastman Chemical Co.	993,629	111,346,066
Ecolab, Inc.	1,920,347	339,056,466
FMC Corp.	976,273	128,448,239
International Flavors & Fragrances, Inc.	1,960,736	257,503,459
Linde PLC (a)	3,948,075	1,261,133,597
LyondellBasell Industries NV Class A	2,025,004	208,210,911
Mosaic Co.	2,853,217	189,738,930
PPG Industries, Inc.	1,828,616	239,676,699
Sherwin-Williams Co.	1,858,080	463,813,929
		5,087,823,214
CONSTRUCTION MATERIALS — 4.8%
Martin Marietta Materials, Inc.	480,505	184,941,570
Vulcan Materials Co.	1,022,183	187,775,017
		372,716,587
CONTAINERS & PACKAGING — 11.6%
Amcor PLC (b)	11,659,812	132,105,670
Avery Dennison Corp.	637,734	110,946,584
Ball Corp. (b)	2,494,821	224,533,890
International Paper Co.	2,983,023	137,666,512
Packaging Corp. of America	731,655	114,218,662
Sealed Air Corp.	1,141,217	76,415,890
Westrock Co.	2,027,427	95,349,892
		891,237,100
Security Description	Shares	Value
METALS & MINING — 17.6%
Freeport-McMoRan, Inc.	11,308,069	$ 562,463,352
Newmont Corp.	6,142,418	488,015,110
Nucor Corp. (b)	2,095,169	311,446,872
		1,361,925,334
TOTAL COMMON STOCKS (Cost $7,729,972,927)		7,713,702,235
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	9,254,175	9,253,249
State Street Navigator Securities Lending Portfolio II (e) (f)	10,589,732	10,589,732
TOTAL SHORT-TERM INVESTMENTS (Cost $19,841,985)		19,842,981
TOTAL INVESTMENTS — 100.0% (Cost $7,749,814,912)		7,733,545,216
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(3,285,834)
NET ASSETS — 100.0%		$ 7,730,259,382
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,713,702,235	$—	$—	$7,713,702,235
Short-Term Investments	19,842,981	—	—	19,842,981
TOTAL INVESTMENTS	$7,733,545,216	$—	$—	$7,733,545,216
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,680,014	$8,681,750	$104,697,634	$104,126,188	$(943)	$996	9,254,175	$ 9,253,249	$ —
State Street Navigator Securities Lending Portfolio II	—	—	138,189,752	127,600,020	—	—	10,589,732	10,589,732	4,378
Total		$8,681,750	$242,887,386	$231,726,208	$(943)	$996		$19,842,981	$4,378
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 96.9%
Alexandria Real Estate Equities, Inc. REIT	798,602	$ 160,718,652
American Tower Corp. REIT	2,498,595	627,697,036
AvalonBay Communities, Inc. REIT	766,784	190,446,142
Boston Properties, Inc. REIT	779,922	100,453,954
Crown Castle International Corp. REIT	2,371,292	437,740,503
Digital Realty Trust, Inc. REIT	1,556,968	220,778,062
Duke Realty Corp. REIT	2,089,557	121,319,679
Equinix, Inc. REIT	493,973	366,340,256
Equity Residential REIT	1,874,923	168,593,076
Essex Property Trust, Inc. REIT	358,020	123,688,750
Extra Space Storage, Inc. REIT	734,598	151,033,349
Federal Realty Investment Trust REIT	388,258	47,394,654
Healthpeak Properties, Inc. REIT	2,958,906	101,579,243
Host Hotels & Resorts, Inc. REIT	3,917,494	76,116,908
Iron Mountain, Inc. REIT	1,588,598	88,024,215
Kimco Realty Corp. REIT	3,383,282	83,567,065
Mid-America Apartment Communities, Inc. REIT	632,777	132,535,143
Prologis, Inc. REIT	4,059,966	655,603,310
Public Storage REIT	837,019	326,671,775
Realty Income Corp. REIT	3,104,051	215,110,734
Regency Centers Corp. REIT	845,470	60,315,830
SBA Communications Corp. REIT	596,849	205,375,741
Simon Property Group, Inc. REIT	1,802,871	237,185,709
Security Description	Shares	Value
UDR, Inc. REIT	1,640,751	$ 94,129,885
Ventas, Inc. REIT	2,190,089	135,259,897
Vornado Realty Trust REIT	874,697	39,641,268
Welltower, Inc. REIT	2,388,163	229,597,991
Weyerhaeuser Co. REIT	4,099,984	155,389,394
		5,552,308,221
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
CBRE Group, Inc. Class A (a)	1,836,119	168,041,611
TOTAL COMMON STOCKS (Cost $5,668,906,459)		5,720,349,832
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c) (Cost $13,193,557)	13,194,981	13,193,662
TOTAL INVESTMENTS — 100.1% (Cost $5,682,100,016)		5,733,543,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,344,807)
NET ASSETS — 100.0%		$ 5,730,198,687
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	163	06/17/2022	$9,105,141	$9,612,925	$507,784
During the period ended March 31, 2022, average notional value related to futures contracts was $5,724,691.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,720,349,832	$—	$—	$5,720,349,832
Short-Term Investment	13,193,662	—	—	13,193,662
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$5,733,543,494	$—	$—	$5,733,543,494
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	507,784	—	—	507,784
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 507,784	$—	$—	$ 507,784
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,783,509	$ 4,784,465	$141,612,630	$133,203,168	$(370)	$105	13,194,981	$13,193,662	$ 1,086
State Street Navigator Securities Lending Portfolio II	11,462,368	11,462,368	67,079,975	78,542,343	—	—	—	—	9,141
Total		$16,246,833	$208,692,605	$211,745,511	$(370)	$105		$13,193,662	$10,227
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.3%
Arista Networks, Inc. (a)	1,065,928	$ 148,142,673
Cisco Systems, Inc.	20,041,707	1,117,525,582
F5, Inc. (a)	288,598	60,302,552
Juniper Networks, Inc.	1,545,231	57,420,784
Motorola Solutions, Inc.	802,633	194,397,713
		1,577,789,304
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp. Class A	2,846,106	214,454,087
CDW Corp.	644,971	115,378,862
Corning, Inc.	3,549,705	131,019,612
IPG Photonics Corp. (a)	169,752	18,631,979
Keysight Technologies, Inc. (a)	869,775	137,398,357
TE Connectivity, Ltd.	1,547,077	202,636,145
Teledyne Technologies, Inc. (a)	221,739	104,800,504
Trimble, Inc. (a)	1,192,784	86,047,438
Zebra Technologies Corp. Class A (a)	252,226	104,345,896
		1,114,712,880
IT SERVICES — 16.3%
Accenture PLC Class A	3,003,153	1,012,753,286
Akamai Technologies, Inc. (a) (b)	772,066	92,176,960
Automatic Data Processing, Inc.	1,996,019	454,174,163
Broadridge Financial Solutions, Inc.	554,864	86,397,873
Cognizant Technology Solutions Corp. Class A	2,495,943	223,811,209
DXC Technology Co. (a)	1,161,738	37,907,511
EPAM Systems, Inc. (a)	269,535	79,946,776
Fidelity National Information Services, Inc.	2,893,624	290,577,722
Fiserv, Inc. (a)	2,823,649	286,318,009
FleetCor Technologies, Inc. (a)	385,831	96,095,069
Gartner, Inc. (a)	390,755	116,233,982
Global Payments, Inc.	1,353,150	185,165,046
International Business Machines Corp.	4,261,490	554,078,930
Jack Henry & Associates, Inc. (b)	346,061	68,191,320
Mastercard, Inc. Class A	4,101,194	1,465,684,712
Paychex, Inc.	1,525,725	208,215,691
PayPal Holdings, Inc. (a)	5,535,994	640,237,706
VeriSign, Inc. (a)	459,219	102,157,859
Visa, Inc. Class A (b)	7,880,708	1,747,704,613
		7,747,828,437
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.6%
Advanced Micro Devices, Inc. (a)	7,768,405	849,397,403
Analog Devices, Inc.	2,496,359	412,348,580
Applied Materials, Inc.	4,219,655	556,150,529
Broadcom, Inc.	1,961,983	1,235,421,455
Enphase Energy, Inc. (a)	636,442	128,421,267
Intel Corp.	19,349,732	958,972,718
Security Description	Shares	Value
KLA Corp.	716,207	$ 262,174,734
Lam Research Corp.	662,919	356,391,883
Microchip Technology, Inc.	2,642,003	198,520,105
Micron Technology, Inc.	5,321,054	414,456,896
Monolithic Power Systems, Inc.	205,923	100,012,683
NVIDIA Corp.	7,841,663	2,139,676,166
NXP Semiconductors NV	1,263,649	233,876,157
Qorvo, Inc. (a)	515,286	63,946,993
QUALCOMM, Inc.	5,355,351	818,404,740
Skyworks Solutions, Inc.	779,372	103,874,700
SolarEdge Technologies, Inc. (a)	249,605	80,465,164
Teradyne, Inc. (b)	774,594	91,580,249
Texas Instruments, Inc.	4,388,633	805,226,383
		9,809,318,805
SOFTWARE — 33.2%
Adobe, Inc. (a)	2,241,503	1,021,273,597
ANSYS, Inc. (a)	414,629	131,706,902
Autodesk, Inc. (a)	1,045,243	224,047,837
Cadence Design Systems, Inc. (a)	1,316,914	216,579,676
Ceridian HCM Holding, Inc. (a)	650,030	44,436,051
Citrix Systems, Inc.	592,667	59,800,100
Fortinet, Inc. (a)	644,911	220,391,885
Intuit, Inc.	1,345,564	647,000,994
Microsoft Corp.	34,177,769	10,537,347,960
NortonLifeLock, Inc. (b)	2,764,983	73,327,349
Oracle Corp.	7,486,958	619,396,035
Paycom Software, Inc. (a)	228,817	79,257,632
PTC, Inc. (a)	500,141	53,875,189
salesforce.com, Inc. (a)	4,680,603	993,785,629
ServiceNow, Inc. (a)	950,359	529,245,424
Synopsys, Inc. (a)	729,150	243,003,821
Tyler Technologies, Inc. (a)	194,729	86,632,985
		15,781,109,066
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.0%
Apple, Inc.	62,405,759	10,896,669,579
Hewlett Packard Enterprise Co.	6,146,342	102,705,375
HP, Inc. (b)	5,144,984	186,762,919
NetApp, Inc.	1,056,282	87,671,406
Seagate Technology Holdings PLC	957,004	86,034,659
Western Digital Corp. (a)	1,486,918	73,825,479
		11,433,669,417
TOTAL COMMON STOCKS (Cost $38,965,971,810)		47,464,427,909
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	89,258,750	89,249,824

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	54,400,968	$ 54,400,968
TOTAL SHORT-TERM INVESTMENTS (Cost $143,627,195)		143,650,792
TOTAL INVESTMENTS — 100.1% (Cost $39,109,599,005)		47,608,078,701
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(51,567,942)
NET ASSETS — 100.0%		$ 47,556,510,759

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31,2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	474	06/17/2022	$68,576,067	$75,972,720	$7,396,653
During the period ended March 31,2022, average notional value related to futures contracts was $79,336,451.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,464,427,909	$—	$—	$47,464,427,909
Short-Term Investments	143,650,792	—	—	143,650,792
TOTAL INVESTMENTS	$47,608,078,701	$—	$—	$47,608,078,701
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	7,396,653	—	—	7,396,653
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 7,396,653	$—	$—	$ 7,396,653
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	77,796,250	$77,811,810	$ 361,274,812	$ 349,818,859	$(24,211)	$6,272	89,258,750	$ 89,249,824	$ 25,915
State Street Navigator Securities Lending Portfolio II	102,000	102,000	1,578,331,774	1,524,032,806	—	—	54,400,968	54,400,968	76,774
Total		$77,913,810	$1,939,606,586	$1,873,851,665	$(24,211)	$6,272		$143,650,792	$102,689
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 62.9%
Alliant Energy Corp. (a)	3,548,827	$ 221,730,711
American Electric Power Co., Inc. (a)	7,139,055	712,263,517
Constellation Energy Corp.	4,628,067	260,328,769
Duke Energy Corp.	10,903,485	1,217,483,135
Edison International	5,385,130	377,497,613
Entergy Corp. (a)	2,848,832	332,601,136
Evergy, Inc. (a)	3,250,294	222,125,092
Eversource Energy	4,873,487	429,792,818
Exelon Corp. (a)	13,884,155	661,302,303
FirstEnergy Corp.	8,082,317	370,655,058
NextEra Energy, Inc.	27,812,836	2,356,025,338
NRG Energy, Inc. (a)	3,470,473	133,127,344
Pinnacle West Capital Corp. (a)	1,599,145	124,893,224
PPL Corp.	10,641,260	303,914,386
Southern Co. (a)	15,022,427	1,089,276,182
Xcel Energy, Inc. (a)	7,635,590	551,060,530
		9,364,077,156
GAS UTILITIES — 1.5%
Atmos Energy Corp. (a)	1,919,660	229,380,173
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp.	9,450,541	243,162,420
MULTI-UTILITIES — 30.9%
Ameren Corp.	3,651,507	342,365,296
CenterPoint Energy, Inc. (a)	8,914,000	273,124,960
CMS Energy Corp. (a)	4,107,265	287,262,114
Consolidated Edison, Inc. (a)	5,014,330	474,756,764
Dominion Energy, Inc. (a)	11,481,509	975,583,820
DTE Energy Co.	2,746,228	363,078,804
NiSource, Inc.	5,566,471	177,013,778
Public Service Enterprise Group, Inc.	7,167,724	501,740,680
Security Description	Shares	Value
Sempra Energy (a)	4,526,579	$ 761,008,462
WEC Energy Group, Inc.	4,471,183	446,268,775
		4,602,203,453
WATER UTILITIES — 2.9%
American Water Works Co., Inc. (a)	2,573,290	425,956,694
TOTAL COMMON STOCKS (Cost $14,267,751,587)		14,864,779,896
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c)	14,559,577	14,558,121
State Street Navigator Securities Lending Portfolio II (d) (e)	114,684,519	114,684,519
TOTAL SHORT-TERM INVESTMENTS (Cost $129,238,396)		129,242,640
TOTAL INVESTMENTS — 100.6% (Cost $14,396,989,983)		14,994,022,536
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(94,983,974)
NET ASSETS — 100.0%		$ 14,899,038,562
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,864,779,896	$—	$—	$14,864,779,896
Short-Term Investments	129,242,640	—	—	129,242,640
TOTAL INVESTMENTS	$14,994,022,536	$—	$—	$14,994,022,536
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,505,066	$21,509,367	$ 274,215,966	$ 281,164,424	$(3,453)	$664	14,559,577	$ 14,558,121	$ 8,907
State Street Navigator Securities Lending Portfolio II	2,602,779	2,602,779	842,154,212	730,072,472	—	—	114,684,519	114,684,519	26,122
Total		$24,112,146	$1,116,370,178	$1,011,236,896	$(3,453)	$664		$129,242,640	$35,029
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$11,841,137,851	$19,809,801,174	$15,260,349,362
Investments in affiliated issuers, at value	246,218,881	92,288,706	47,055,793
Total Investments	12,087,356,732	19,902,089,880	15,307,405,155
Net cash at broker	—	—	—
Cash	—	1,082,013	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	654,064,247	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	1,804	—
Dividends receivable — unaffiliated issuers	3,501,073	4,291,473	44,806,421
Dividends receivable — affiliated issuers	1,125	2,455	2,920
Securities lending income receivable — unaffiliated issuers	513	21,885	—
Securities lending income receivable — affiliated issuers	34,348	18,270	1,067
Prepaid expenses and other assets	8,578	11,258	4,121
TOTAL ASSETS	12,090,902,369	20,561,583,285	15,352,219,684
LIABILITIES
Net cash at broker	—	—	—
Payable upon return of securities loaned	239,458,019	80,293,118	28,783,386
Payable for investments purchased	—	660,519,849	—
Payable for income related to Select Sector SPDR shares in-kind transactions	34,893	—	12,968
Advisory and Administration fees payable	300,075	484,442	396,977
Custodian fees payable	44,371	100,284	74,882
Distribution fees payable	321,047	522,468	402,835
Unitary fees payable	167,729	261,008	208,047
License fee payable	907,606	1,483,984	1,095,555
Registration and filing fees payable	18,945	30,141	16,362
Professional fees payable	42,395	53,337	42,076
Printing and postage fees payable	—	—	15,767
Accrued expenses and other liabilities	447,461	624,729	375,729
TOTAL LIABILITIES	241,742,541	744,373,360	31,424,584
NET ASSETS	$11,849,159,828	$19,817,209,925	$15,320,795,100
NET ASSETS CONSIST OF:
Paid-in Capital	$13,625,002,399	$20,969,220,506	$16,657,299,248
Total distributable earnings (loss)	(1,775,842,571)	(1,152,010,581)	(1,336,504,148)
NET ASSETS	$11,849,159,828	$19,817,209,925	$15,320,795,100
NET ASSET VALUE PER SHARE
Net asset value per share	$ 68.75	$ 184.94	$ 75.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	172,350,000	107,153,252	202,221,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,164,669,676	$19,032,064,536	$15,493,729,068
Investments in affiliated issuers	246,218,125	92,286,932	47,054,401
Total cost of investments	$13,410,887,801	$19,124,351,468	$15,540,783,469
* Includes investments in securities on loan, at value	$ 245,607,112	$ 267,579,226	$ 28,507,992
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$36,621,769,927	$45,441,870,799	$36,970,364,309	$16,119,744,614	$7,713,702,235	$5,720,349,832	$47,464,427,909
78,062,669	453,086,299	54,759,219	66,837,910	19,842,981	13,193,662	143,650,792
36,699,832,596	45,894,957,098	37,025,123,528	16,186,582,524	7,733,545,216	5,733,543,494	47,608,078,701
4,100,000	—	—	—	—	7,223	—
—	914,255	—	1,434,290	—	—	—
330,000	—	—	1,644,450	—	508,238	7,398,194
—	—	—	—	—	—	505,324,313
—	—	—	—	6,436	64,689	—
13,666,089	26,312,682	34,269,054	7,945,398	8,627,994	8,466,892	8,070,917
19,427	2,267,175	6,774	4,106	1,649	626	12,642
4,504	5,680	19,202	11,281	3,562	—	63,250
742	14,873	3,361	16,014	1,690	—	50,726
15,908	24,081	15,737	11,793	5,854	1,458	24,516
36,717,969,266	45,924,495,844	37,059,437,656	16,197,649,856	7,742,192,401	5,742,592,620	48,129,023,259

—	—	—	664,050	—	—	3,677,294
—	33,798,829	21,331,314	43,019,956	10,589,732	—	54,400,968
—	—	—	—	—	11,464,137	506,220,722
26,897	42,919	13,389	7,014	—	—	28,458
964,384	1,159,438	911,284	416,183	188,125	138,450	1,155,869
126,883	204,600	152,036	81,005	15,555	12,073	181,892
949,684	1,225,328	931,741	439,517	200,072	146,836	1,220,192
551,098	782,074	543,581	236,146	100,330	72,337	742,013
2,517,642	3,437,848	2,543,368	1,229,902	562,640	412,078	3,415,690
34,976	57,661	42,583	23,546	10,583	2,158	63,903
48,822	67,553	60,092	49,502	33,861	28,407	79,054
—	—	—	—	—	3,729	—
788,179	1,221,660	897,722	557,191	232,121	113,728	1,326,445
6,008,565	41,997,910	27,427,110	46,724,012	11,933,019	12,393,933	572,512,500
$36,711,960,701	$45,882,497,934	$37,032,010,546	$16,150,925,844	$7,730,259,382	$5,730,198,687	$47,556,510,759

$37,306,808,323	$47,252,327,909	$36,201,540,651	$18,092,894,152	$8,655,422,328	$5,796,613,224	$40,215,820,057
(594,847,622)	(1,369,829,975)	830,469,895	(1,941,968,308)	(925,162,946)	(66,414,537)	7,340,690,702
$36,711,960,701	$45,882,497,934	$37,032,010,546	$16,150,925,844	$7,730,259,382	$5,730,198,687	$47,556,510,759

$ 76.42	$ 38.31	$ 136.77	$ 102.92	$ 88.12	$ 48.29	$ 158.70
480,424,200	1,197,595,427	270,765,324	156,926,000	87,723,725	118,650,000	299,655,897

$29,888,017,879	$45,731,097,391	$35,146,113,685	$17,429,019,090	$7,729,972,927	$5,668,906,459	$38,965,971,810
78,057,494	488,245,826	54,754,900	66,835,569	19,841,985	13,193,557	143,627,195
$29,966,075,373	$46,219,343,217	$35,200,868,585	$17,495,854,659	$7,749,814,912	$5,682,100,016	$39,109,599,005
$ 38,769,025	$ 87,634,910	$ 173,129,097	$ 144,657,123	$ 98,959,251	$ —	$ 606,098,654

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2022 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$14,864,779,896
Investments in affiliated issuers, at value	129,242,640
Total Investments	14,994,022,536
Cash	5,075,048
Receivable for income related to Select Sector SPDR shares in-kind transactions	8,798
Dividends receivable — unaffiliated issuers	17,005,904
Dividends receivable — affiliated issuers	5,051
Securities lending income receivable — unaffiliated issuers	1,527
Securities lending income receivable — affiliated issuers	10,841
Prepaid expenses and other assets	5,243
TOTAL ASSETS	15,016,134,948
LIABILITIES
Payable upon return of securities loaned	114,684,519
Advisory and Administration fees payable	356,772
Custodian fees payable	65,675
Distribution fees payable	361,442
Unitary fees payable	181,249
License fee payable	980,347
Registration and filing fees payable	16,631
Professional fees payable	42,638
Accrued expenses and other liabilities	407,113
TOTAL LIABILITIES	117,096,386
NET ASSETS	$14,899,038,562
NET ASSETS CONSIST OF:
Paid-in Capital	$15,112,847,003
Total distributable earnings (loss)	(213,808,441)
NET ASSETS	$14,899,038,562
NET ASSET VALUE PER SHARE
Net asset value per share	$ 74.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,174,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,267,751,587
Investments in affiliated issuers	129,238,396
Total cost of investments	$14,396,989,983
* Includes investments in securities on loan, at value	$ 130,311,644
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	67,024,129	$ 76,510,272	$ 176,098,239
Dividend income — affiliated issuers	2,923	4,174	6,703
Unaffiliated securities lending income	43,379	98,499	8,309
Affiliated securities lending income	129,592	72,064	8,698
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	67,200,023	76,685,009	176,121,949
EXPENSES
Advisory and Administration fees	2,050,976	3,257,438	2,044,060
Distribution fees	1,843,708	2,954,222	1,757,409
License fees	2,221,162	3,520,282	2,177,464
Custodian fees	40,511	64,361	40,399
Unitary fees	521,165	822,843	516,028
Trustees’ fees and expenses	69,836	100,090	58,955
Registration and filing fees	19,681	30,690	16,490
Professional fees	44,440	58,279	36,681
Printing and postage fees	392,750	444,358	380,818
Insurance expense	15,973	21,820	9,924
Miscellaneous expenses	249,164	397,106	205,854
TOTAL EXPENSES	7,469,366	11,671,489	7,244,082
NET INVESTMENT INCOME (LOSS)	$ 59,730,657	$ 65,013,520	$ 168,877,867
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(206,553,040)	(451,050,649)	(105,738,398)
Investments — affiliated issuers	(2,298)	(3,567)	(10,674)
In-kind redemptions — unaffiliated issuers	1,558,003,117	2,119,575,588	603,857,240
In-kind redemptions — affiliated issuers	—	—	5,427
Futures contracts	—	—	—
Net realized gain (loss)	1,351,447,779	1,668,521,372	498,113,595
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,394,582,047)	(1,270,442,519)	617,527,179
Investments — affiliated issuers	756	1,774	1,392
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	(3,394,581,291)	(1,270,440,745)	617,528,571
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,043,133,512)	398,080,627	1,115,642,166
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,983,402,855)	$ 463,094,147	$1,284,520,033
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 702,194,961	$ 407,199,321	$ 261,001,379	$ 128,632,088	$ 71,668,853	$ 78,565,557	$ 202,511,670
31,321	4,432,230	14,807	10,660	—	1,086	25,915
6,137	82,320	32,625	15,701	12,217	3,566	201,890
20,314	31,379	28,500	36,946	4,378	9,141	76,774
—	—	—	—	—	—	(249,564)
702,252,733	411,745,250	261,077,311	128,695,395	71,685,448	78,579,350	202,566,685

4,611,918	6,873,500	5,070,504	2,609,750	1,185,821	803,971	7,192,911
3,933,844	5,841,647	4,527,776	2,334,171	1,018,453	656,028	6,423,526
4,903,835	7,369,306	5,434,981	2,812,176	1,277,186	860,182	7,746,652
91,147	135,827	100,203	51,560	23,431	15,891	142,128
1,164,378	1,735,779	1,280,329	659,349	299,519	202,928	1,816,721
116,859	199,919	151,956	87,159	39,085	21,271	218,841
36,424	59,843	44,157	23,756	10,812	8,555	65,563
67,954	108,472	76,908	54,755	31,473	21,272	106,223
626,425	675,957	590,856	463,048	439,396	173,225	984,284
28,821	45,033	30,934	21,896	10,644	3,290	46,841
430,584	791,404	508,991	303,663	128,098	81,079	771,272
16,012,189	23,836,687	17,817,595	9,421,283	4,463,918	2,847,692	25,514,962
$ 686,240,544	$ 387,908,563	$ 243,259,716	$ 119,274,112	$ 67,221,530	$ 75,731,658	$ 177,051,723

(249,812,378)	(154,563,532)	(41,792,456)	(13,361,684)	(5,272,293)	(9,630,484)	(150,876,494)
3,057	(864,500)	(9,442)	(5,677)	(943)	(370)	(24,211)
4,125,029,358	3,212,256,419	1,999,659,469	1,111,272,276	437,949,700	224,307,631	5,431,182,383
—	10,510,870	—	—	—	—	—
27,414,713	—	—	(161,684)	—	667,311	(5,370,749)
3,902,634,750	3,067,339,257	1,957,857,571	1,097,743,231	432,676,464	215,344,088	5,274,910,929

8,155,063,896	(2,591,625,132)	300,301,147	(252,615,324)	328,163,055	87,458,908	(2,708,278,035)
5,175	(7,797,526)	1,434	2,341	996	105	6,272
(2,246,625)	—	—	3,942,922	—	1,034,829	10,933,308
8,152,822,446	(2,599,422,658)	300,302,581	(248,670,061)	328,164,051	88,493,842	(2,697,338,455)
12,055,457,196	467,916,599	2,258,160,152	849,073,170	760,840,515	303,837,930	2,577,572,474
$12,741,697,740	$ 855,825,162	$2,501,419,868	$ 968,347,282	$828,062,045	$379,569,588	$ 2,754,624,197

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2022 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 201,761,720
Dividend income — affiliated issuers	8,907
Unaffiliated securities lending income	1,803
Affiliated securities lending income	26,122
TOTAL INVESTMENT INCOME (LOSS)	201,798,552
EXPENSES
Advisory and Administration fees	1,959,535
Distribution fees	1,708,649
License fees	2,100,702
Custodian fees	38,720
Unitary fees	494,903
Trustees’ fees and expenses	60,129
Registration and filing fees	16,857
Professional fees	39,073
Printing and postage fees	353,240
Insurance expense	11,270
Miscellaneous expenses	203,521
TOTAL EXPENSES	6,986,599
NET INVESTMENT INCOME (LOSS)	$ 194,811,953
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,004,915)
Investments — affiliated issuers	(3,453)
In-kind redemptions — unaffiliated issuers	346,328,865
Net realized gain (loss)	341,320,497
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,679,083,381
Investments — affiliated issuers	664
Net change in unrealized appreciation/depreciation	1,679,084,045
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,020,404,542
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,215,216,495
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 59,730,657	$ 95,495,406	$ 65,013,520	$ 122,881,343
Net realized gain (loss)	1,351,447,779	2,320,315,595	1,668,521,372	2,727,630,494
Net change in unrealized appreciation/depreciation	(3,394,581,291)	1,196,720,146	(1,270,440,745)	894,744,506
Net increase (decrease) in net assets resulting from operations	(1,983,402,855)	3,612,531,147	463,094,147	3,745,256,343
Net equalization credits and charges	(3,080,825)	(625,116)	(1,113,605)	723,053
Distributions to shareholders	(58,215,714)	(93,350,467)	(63,215,042)	(123,348,978)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,678,344,508	11,124,381,986	11,410,249,715	16,887,124,159
Cost of shares redeemed	(7,963,623,001)	(9,573,576,943)	(11,626,655,475)	(16,684,493,391)
Net income equalization	3,080,825	625,116	1,113,605	(723,053)
Net increase (decrease) in net assets from beneficial interest transactions	(1,282,197,668)	1,551,430,159	(215,292,155)	201,907,715
Net increase (decrease) in net assets during the period	(3,326,897,062)	5,069,985,723	183,473,345	3,824,538,133
Net assets at beginning of period	15,176,056,890	10,106,071,167	19,633,736,580	15,809,198,447
NET ASSETS AT END OF PERIOD	$11,849,159,828	$15,176,056,890	$ 19,817,209,925	$ 19,633,736,580
SHARES OF BENEFICIAL INTEREST:
Shares sold	88,150,000	150,900,000	59,250,000	102,250,000
Shares redeemed	(105,150,000)	(131,700,000)	(61,450,000)	(100,450,000)
Net increase (decrease) from share transactions	(17,000,000)	19,200,000	(2,200,000)	1,800,000
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21

$ 168,877,867	$ 331,657,216	$ 686,240,544	$ 873,670,481	$ 387,908,563	$ 610,422,895
498,113,595	1,150,724,231	3,902,634,750	1,029,351,744	3,067,339,257	5,580,105,015
617,528,571	(380,759,153)	8,152,822,446	7,081,524,329	(2,599,422,658)	6,478,241,704
1,284,520,033	1,101,622,294	12,741,697,740	8,984,546,554	855,825,162	12,668,769,614
2,042,916	(2,100,389)	(14,507,498)	36,005,143	(4,297,814)	15,669,602
(156,668,790)	(330,192,564)	(670,704,695)	(933,129,989)	(382,762,571)	(620,652,967)

14,132,586,248	19,938,578,383	19,476,149,817	28,094,738,429	31,388,529,159	58,491,980,218
(11,697,218,586)	(22,639,671,840)	(19,919,520,680)	(19,492,605,558)	(26,391,784,223)	(46,773,810,008)
(2,042,916)	2,100,389	14,507,498	(36,005,143)	4,297,814	(15,669,602)
2,433,324,746	(2,698,993,068)	(428,863,365)	8,566,127,728	5,001,042,750	11,702,500,608
3,563,218,905	(1,929,663,727)	11,627,622,182	16,653,549,436	5,469,807,527	23,766,286,857
11,757,576,195	13,687,239,922	25,084,338,519	8,430,789,083	40,412,690,407	16,646,403,550
$ 15,320,795,100	$ 11,757,576,195	$ 36,711,960,701	$ 25,084,338,519	$ 45,882,497,934	$ 40,412,690,407

189,300,000	290,000,000	310,150,000	624,550,000	800,900,000	1,797,500,000
(157,900,000)	(332,600,000)	(311,050,000)	(424,500,000)	(680,050,000)	(1,412,600,000)
31,400,000	(42,600,000)	(900,000)	200,050,000	120,850,000	384,900,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 243,259,716	$ 416,801,302	$ 119,274,112	$ 236,733,176
Net realized gain (loss)	1,957,857,571	3,400,196,431	1,097,743,231	2,956,551,516
Net change in unrealized appreciation/depreciation	300,302,581	1,264,545,932	(248,670,061)	734,570,045
Net increase (decrease) in net assets resulting from operations	2,501,419,868	5,081,543,665	968,347,282	3,927,854,737
Net equalization credits and charges	5,902,151	1,274,032	(4,064,425)	1,546,005
Distributions to shareholders	(246,244,887)	(409,925,315)	(117,490,402)	(241,943,347)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	20,558,014,635	29,361,014,407	10,438,431,747	23,703,127,522
Cost of shares redeemed	(16,140,034,934)	(27,547,231,773)	(12,505,544,753)	(22,201,590,532)
Net income equalization	(5,902,151)	(1,274,032)	4,064,425	(1,546,005)
Net increase (decrease) in net assets from beneficial interest transactions	4,412,077,550	1,812,508,602	(2,063,048,581)	1,499,990,985
Net increase (decrease) in net assets during the period	6,673,154,682	6,485,400,984	(1,216,256,126)	5,187,448,380
Net assets at beginning of period	30,358,855,864	23,873,454,880	17,367,181,970	12,179,733,590
NET ASSETS AT END OF PERIOD	$ 37,032,010,546	$ 30,358,855,864	$ 16,150,925,844	$ 17,367,181,970
SHARES OF BENEFICIAL INTEREST:
Shares sold	154,950,000	242,250,000	101,600,000	252,800,000
Shares redeemed	(122,750,000)	(229,850,000)	(122,300,000)	(233,400,000)
Net increase (decrease) from share transactions	32,200,000	12,400,000	(20,700,000)	19,400,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21

$ 67,221,530	$ 130,501,877	$ 75,731,658	$ 59,481,840	$ 177,051,723	$ 322,398,863
432,676,464	1,035,717,045	215,344,088	122,356,929	5,274,910,929	6,302,530,164
328,164,051	(34,117,715)	88,493,842	469,240,178	(2,697,338,455)	3,132,265,670
828,062,045	1,132,101,207	379,569,588	651,078,947	2,754,624,197	9,757,194,697
(1,448,291)	(94,204)	3,991,838	3,560,493	336,798	(4,599,983)
(68,287,263)	(127,713,864)	(80,251,700)	(97,886,559)	(177,309,440)	(316,074,902)

5,348,245,545	12,989,379,344	3,436,105,951	4,788,360,980	19,513,148,743	23,233,034,545
(5,879,666,826)	(10,408,905,093)	(2,287,366,398)	(3,323,817,883)	(17,556,468,940)	(23,746,663,758)
1,448,291	94,204	(3,991,838)	(3,560,493)	(336,798)	4,599,983
(529,972,990)	2,580,568,455	1,144,747,715	1,460,982,604	1,956,343,005	(509,029,230)
228,353,501	3,584,861,594	1,448,057,441	2,017,735,485	4,533,994,560	8,927,490,582
7,501,905,881	3,917,044,287	4,282,141,246	2,264,405,761	43,022,516,199	34,095,025,617
$ 7,730,259,382	$ 7,501,905,881	$ 5,730,198,687	$ 4,282,141,246	$ 47,556,510,759	$ 43,022,516,199

62,100,000	168,250,000	71,050,000	115,000,000	121,400,000	172,150,000
(69,200,000)	(135,000,000)	(48,700,000)	(82,850,000)	(109,800,000)	(176,100,000)
(7,100,000)	33,250,000	22,350,000	32,150,000	11,600,000	(3,950,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 194,811,953	$ 349,696,232
Net realized gain (loss)	341,320,497	623,159,670
Net change in unrealized appreciation/depreciation	1,679,084,045	233,959,292
Net increase (decrease) in net assets resulting from operations	2,215,216,495	1,206,815,194
Net equalization credits and charges	(1,596,951)	(1,339,318)
Distributions to shareholders	(192,605,179)	(374,646,864)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,557,067,677	18,829,817,079
Cost of shares redeemed	(10,637,309,651)	(19,111,067,494)
Net income equalization	1,596,951	1,339,318
Net increase (decrease) in net assets from beneficial interest transactions	921,354,977	(279,911,097)
Net increase (decrease) in net assets during the period	2,942,369,342	550,917,915
Net assets at beginning of period	11,956,669,220	11,405,751,305
NET ASSETS AT END OF PERIOD	$ 14,899,038,562	$ 11,956,669,220
SHARES OF BENEFICIAL INTEREST:
Shares sold	168,250,000	293,450,000
Shares redeemed	(155,250,000)	(298,300,000)
Net increase (decrease) from share transactions	13,000,000	(4,850,000)
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	For the Period 06/19/18* - 9/30/18(a)
Net asset value, beginning of period	$ 80.15	$ 59.40	$ 49.50	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.33	0.54	0.47	0.44	0.09
Net realized and unrealized gain (loss) (c)	(11.38)	20.73	9.88	0.51	(1.17)
Total from investment operations	(11.05)	21.27	10.35	0.95	(1.08)
Net equalization credits and charges (b)	(0.02)	(0.00)(d)	0.02	0.02	0.19
Distributions to shareholders from:
Net investment income	(0.33)	(0.52)	(0.47)	(0.45)	(0.05)
Return of Capital	—	—	—	—	(0.08)
Total distributions	(0.33)	(0.52)	(0.47)	(0.45)	(0.13)
Net asset value, end of period	$ 68.75	$ 80.15	$ 59.40	$ 49.50	$ 48.98
Total return (e)	(13.83)%	35.88%	21.05%	2.07%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,849,160	$15,176,057	$10,106,071	$6,039,403	$2,035,011
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.15%(f)
Net expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%(f)
Net investment income (loss)	0.88%(f)	0.73%	0.86%	0.93%	0.62%(f)
Portfolio turnover rate (g)	44%(h)	15%	15%	16%	7%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Period less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 179.54	$ 146.99	$ 120.69	$ 117.19	$ 90.09	$ 80.03
Income (loss) from investment operations:
Net investment income (loss) (b)	0.58	1.09	1.46	1.58	1.49	1.32
Net realized and unrealized gain (loss) (c)	5.40	32.54	26.34	3.51	26.81	10.07
Total from investment operations	5.98	33.63	27.80	5.09	28.30	11.39
Net equalization credits and charges (b)	(0.01)	0.01	(0.06)	(0.02)	0.09	0.02
Distributions to shareholders from:
Net investment income	(0.57)	(1.09)	(1.44)	(1.57)	(1.29)	(1.35)
Net asset value, end of period	$ 184.94	$ 179.54	$ 146.99	$ 120.69	$ 117.19	$ 90.09
Total return (d)	3.31%	22.93%	23.25%	4.45%	31.63%	14.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,817,210	$19,633,737	$15,809,198	$13,928,314	$16,218,942	$11,518,585
Ratios to average net assets:
Total expenses	0.11%(e)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	0.61%(e)	0.65%	1.17%	1.40%	1.43%	1.54%
Portfolio turnover rate (f)	10%(g)	23%	11%	6%	23%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 68.83	$ 64.13	$ 61.41	$ 53.92	$ 53.99	$ 53.21
Income (loss) from investment operations:
Net investment income (loss) (b)	0.93	1.85	1.66	1.60	1.52	1.48
Net realized and unrealized gain (loss) (c)	6.84	4.67	2.70	7.41	(0.17)	0.72
Total from investment operations	7.77	6.52	4.36	9.01	1.35	2.20
Net equalization credits and charges (b)	0.01	(0.01)	0.00(d)	0.05	0.08	0.04
Distributions to shareholders from:
Net investment income	(0.85)	(1.81)	(1.64)	(1.57)	(1.50)	(1.46)
Net asset value, end of period	$ 75.76	$ 68.83	$ 64.13	$ 61.41	$ 53.92	$ 53.99
Total return (e)	11.32%	10.19%	7.32%	17.14%	2.70%	4.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,320,795	$11,757,576	$13,687,240	$14,015,004	$9,256,716	$8,808,903
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	2.51%(f)	2.71%	2.73%	2.84%	2.84%	2.73%
Portfolio turnover rate (g)	8%(h)	4%	5%	10%	12%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 52.12	$ 29.97	$ 59.18	$ 75.75	$ 68.46	$ 70.62
Income (loss) from investment operations:
Net investment income (loss) (b)	1.41	2.11	2.19	4.01	1.95	2.16(c)
Net realized and unrealized gain (loss) (d)	24.31	22.11	(27.49)	(18.36)	7.32	(2.18)
Total from investment operations	25.72	24.22	(25.30)	(14.35)	9.27	(0.02)
Net equalization credits and charges (b)	(0.03)	0.09	0.08	(0.04)	(0.02)	0.00(e)
Voluntary Contribution from Affiliate	—	—	0.00(e)(f)	—	—	—
Distributions to shareholders from:
Net investment income	(1.39)	(2.16)	(3.99)	(2.18)	(1.96)	(2.14)
Net asset value, end of period	$ 76.42	$ 52.12	$ 29.97	$ 59.18	$ 75.75	$ 68.46
Total return (g)	49.83%	81.93%	(44.68)%(h)	(19.08)%	13.64%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,711,961	$25,084,339	$8,430,789	$10,014,781	$18,435,159	$16,617,835
Ratios to average net assets:
Total expenses	0.11%(i)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	4.52%(i)	4.54%	5.08%	6.25%	2.71%	3.12%
Portfolio turnover rate (j)	3%(k)	14%	13%	10%	8%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Contribution paid by an Affiliate in the amount of $290,417.
(g)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(h)	The contribution from an Affiliate had no impact on total return.
(i)	The ratios for periods less than one year are annualized.
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(k)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 37.53	$ 24.06	$ 28.02	$ 27.58	$ 25.84	$ 19.31
Income (loss) from investment operations:
Net investment income (loss) (b)	0.33	0.61	0.60	0.57	0.48	0.39
Net realized and unrealized gain (loss) (c)	0.79	13.44	(3.94)	0.46	1.73	6.50
Total from investment operations	1.12	14.05	(3.34)	1.03	2.21	6.89
Net equalization credits and charges (b)	(0.00)(d)	0.02	(0.02)	(0.03)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.34)	(0.60)	(0.60)	(0.56)	(0.48)	(0.39)
Net asset value, end of period	$ 38.31	$ 37.53	$ 24.06	$ 28.02	$ 27.58	$ 25.84
Total return (e)	2.96%	58.79%	(11.98)%	3.81%	8.58%	36.01%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$45,882,498	$40,412,690	$16,646,404	$22,552,204	$31,053,806	$27,418,852
Ratios to average net assets:
Total expenses	0.11%(g)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	1.71%(g)	1.80%	2.30%	2.13%	1.72%	1.65%
Portfolio turnover rate (h)	3%(i)	3%	4%	4%	3%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20,2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 127.26	$ 105.56	$ 90.13	$ 95.11	$ 81.76	$ 72.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.96	1.85	1.66	2.29	1.31	1.20
Net realized and unrealized gain (loss) (c)	9.48	21.65	16.08	(5.75)	13.34	9.64
Total from investment operations	10.44	23.50	17.74	(3.46)	14.65	10.84
Net equalization credits and charges (b)	0.02	0.01	(0.00)(d)	(0.02)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.95)	(1.81)	(2.31)	(1.50)	(1.31)	(1.19)
Net asset value, end of period	$ 136.77	$ 127.26	$ 105.56	$ 90.13	$ 95.11	$ 81.76
Total return (e)	8.22%	22.37%	19.90%	(3.65)%	18.10%	15.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,032,011	$30,358,856	$23,873,455	$16,818,717	$19,632,378	$17,711,627
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	1.46%(f)	1.54%	1.67%	2.53%	1.54%	1.60%
Portfolio turnover rate (g)	1%(h)	4%	3%	2%	5%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 97.77	$ 76.98	$ 77.66	$ 78.37	$ 70.99	$ 58.39
Income (loss) from investment operations:
Net investment income (loss) (b)	0.71	1.27	1.39	1.52	1.30	1.35
Net realized and unrealized gain (loss) (c)	5.19	20.81	(0.68)	(0.63)	7.49	12.58
Total from investment operations	5.90	22.08	0.71	0.89	8.79	13.93
Net equalization credits and charges (b)	(0.02)	0.01	0.02	(0.03)	(0.02)	(0.01)
Voluntary contribution from Affiliate	—	—	—	0.00(d)(e)	—	—
Distributions to shareholders from:
Net investment income	(0.73)	(1.30)	(1.41)	(1.57)	(1.39)	(1.32)
Net asset value, end of period	$ 102.92	$ 97.77	$ 76.98	$ 77.66	$ 78.37	$ 70.99
Total return (f)	6.00%	28.74%	1.12%	1.25%(g)	12.43%	24.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,150,926	$17,367,182	$12,179,734	$9,802,368	$12,925,332	$11,055,679
Ratios to average net assets:
Total expenses	0.11%(h)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	1.39%(h)	1.33%	1.87%	2.07%	1.74%	2.07%
Portfolio turnover rate (i)	3%(j)	2%	3%	3%	6%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an Affiliate in the amount of $60,421.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 79.11	$ 63.62	$ 58.17	$ 57.92	$ 56.80	$ 47.75
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	1.45	1.23	1.20	1.09	1.01
Net realized and unrealized gain (loss) (c)	9.05	15.43	5.47	0.28	1.09	9.06
Total from investment operations	9.79	16.88	6.70	1.48	2.18	10.07
Net equalization credits and charges (b)	(0.02)	(0.00)(d)	(0.03)	(0.03)	0.02	0.03
Distributions to shareholders from:
Net investment income	(0.76)	(1.39)	(1.22)	(1.20)	(1.08)	(1.05)
Net asset value, end of period	$ 88.12	$ 79.11	$ 63.62	$ 58.17	$ 57.92	$ 56.80
Total return (e)	12.35%	26.60%	11.76%	2.64%	3.84%	21.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,730,259	$7,501,906	$3,917,044	$4,201,473	$4,547,766	$4,051,402
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	1.72%(f)	1.83%	2.15%	2.18%	1.84%	1.95%
Portfolio turnover rate (g)	1%(h)	5%	4%	20%	17%	10%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 44.47	$ 35.30	$ 39.35	$ 32.62	$ 32.26	$ 32.74
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	0.85	0.88	0.95	0.95	0.75
Net realized and unrealized gain (loss) (c)	3.79	9.66	(3.78)	6.91	0.58	0.11
Total from investment operations	4.47	10.51	(2.90)	7.86	1.53	0.86
Net equalization credits and charges (b)	0.04	0.05	(0.05)	0.01	0.00(d)	(0.08)
Distributions to shareholders from:
Net investment income	(0.69)	(1.39)	(1.10)	(1.14)	(1.17)	(1.26)
Net asset value, end of period	$ 48.29	$ 44.47	$ 35.30	$ 39.35	$ 32.62	$ 32.26
Total return (e)	10.17%	30.42%	(7.46)%	24.64%	4.87%	2.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,730,199	$4,282,141	$2,264,406	$3,884,273	$2,732,078	$2,354,818
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	2.86%(f)	2.05%	2.42%	2.69%	2.94%	2.38%
Portfolio turnover rate (g)	2%(h)	4%	5%	3%	7%	16%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 149.35	$ 116.76	$ 80.51	$ 75.30	$ 59.13	$ 47.78
Income (loss) from investment operations:
Net investment income (loss) (b)	0.60	1.11	1.20	1.05	0.93	0.85
Net realized and unrealized gain (loss) (c)	9.35	32.60	36.24	5.18	16.17	11.35
Total from investment operations	9.95	33.71	37.44	6.23	17.10	12.20
Net equalization credits and charges (b)	0.00(d)	(0.02)	(0.00)(d)	0.01	0.04	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.60)	(1.10)	(1.19)	(1.03)	(0.97)	(0.85)
Net asset value, end of period	$ 158.70	$ 149.35	$ 116.76	$ 80.51	$ 75.30	$ 59.13
Total return (e)	6.65%	28.93%	46.88%	8.44%	29.14%	25.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,556,511	$43,022,516	$34,095,026	$22,417,160	$22,959,484	$17,832,444
Ratios to average net assets:
Total expenses	0.11%(f)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	0.75%(f)	0.81%	1.24%	1.44%	1.37%	1.62%
Portfolio turnover rate (g)	3%(h)	4%	3%	6%	19%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 63.88	$ 59.40	$ 64.73	$ 52.68	$ 53.05	$ 49.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.03	1.86	2.00	1.90	1.76	1.69
Net realized and unrealized gain (loss) (c)	10.55	4.61	(5.36)	12.01	(0.28)	4.07
Total from investment operations	11.58	6.47	(3.36)	13.91	1.48	5.76
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.02)	0.01	(0.04)	(0.01)
Distributions to shareholders from:
Net investment income	(1.02)	(1.98)	(1.95)	(1.87)	(1.81)	(1.70)
Net asset value, end of period	$ 74.43	$ 63.88	$ 59.40	$ 64.73	$ 52.68	$ 53.05
Total return (d)	18.20%	10.95%	(5.12)%	26.85%	2.89%	11.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,899,039	$11,956,669	$11,405,751	$11,296,483	$7,642,260	$7,775,414
Ratios to average net assets:
Total expenses	0.11%(e)	0.11%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss)	3.02%(e)	2.89%	3.29%	3.30%	3.37%	3.32%
Portfolio turnover rate (f)	1%(g)	3%	3%	5%	5%	2%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

For the period ended March 31, 2022, the Energy Select Sector SPDR Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$ 330,000	$—	$ 330,000
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	1,644,450	—	1,644,450
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	508,238	—	508,238
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	7,398,194	—	7,398,194
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$27,414,713	$—	$27,414,713
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	(161,684)	—	(161,684)
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	667,311	—	667,311
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	(5,370,749)	—	(5,370,749)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	(2,246,625)	$—	(2,246,625)
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	3,942,922	—	3,942,922
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	1,034,829	—	1,034,829
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	10,933,308	—	10,933,308
4.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Adviser had contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund were limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee waiver and/or reimbursement did not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser did not waive advisory fees or reimburse expenses for The Communication Services Select Sector SPDR Fund during the period ended March 31, 2022. This contractual waiver and/or reimbursement expired January 31, 2022.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across the Funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022, are disclosed in the Funds' respective Schedules of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2021, the Board limited each Fund's 12b-1 fee to an annual rate of 0.03% of its average daily net assets (prior to February 1, 2021, each applicable Fund's 12b-1 fee was limited to an annual rate of 0.035% of its average daily net assets). This limitation is in effect through at least January 31, 2022. In November 2021, the Board further limited each Fund's 12b-1 fee to annual rate of 0.02% of its average daily net assets. This limitation is effective January 31, 2022, through, at least, January 31, 2023.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. The Trust pays an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. The fees to S&P are generally paid quarterly. Each Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund. Effective January 1, 2022, each Fund will pay an annual sub-license fee to S& P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate will be applied to the Fund's average daily net assets. Future years' sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2022, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$5,959,721,030	$7,247,203,335
The Consumer Discretionary Select Sector SPDR Fund	2,190,545,851	2,214,667,113
The Consumer Staples Select Sector SPDR Fund	1,044,812,392	1,045,478,879
The Energy Select Sector SPDR Fund	768,354,152	791,496,928
The Financial Select Sector SPDR Fund	1,158,883,705	1,185,232,556
The Health Care Select Sector SPDR Fund	268,016,867	279,664,627
The Industrial Select Sector SPDR Fund	553,160,837	523,450,247
The Materials Select Sector SPDR Fund	65,836,247	67,927,200
The Real Estate Select Sector SPDR Fund	147,471,938	101,252,514
The Technology Select Sector SPDR Fund	1,565,720,692	1,561,880,740
The Utilities Select Sector SPDR Fund	116,957,975	107,413,634

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

For the period ended March 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 118,335,223	$ 114,032,195	$1,558,003,117
The Consumer Discretionary Select Sector SPDR Fund	8,111,942,750	8,302,533,978	2,119,575,588
The Consumer Staples Select Sector SPDR Fund	10,538,653,783	8,102,000,202	603,862,667
The Energy Select Sector SPDR Fund	15,137,522,938	15,575,591,337	4,125,029,358
The Financial Select Sector SPDR Fund	24,686,769,089	19,689,298,179	3,222,767,289
The Health Care Select Sector SPDR Fund	14,029,866,904	9,612,549,301	1,999,659,469
The Industrial Select Sector SPDR Fund	6,874,249,042	8,934,520,864	1,111,272,276
The Materials Select Sector SPDR Fund	4,097,373,597	4,628,184,639	437,949,700
The Real Estate Select Sector SPDR Fund	2,759,974,926	1,661,372,469	224,307,631
The Technology Select Sector SPDR Fund	12,613,179,899	10,665,407,011	5,431,182,383
The Utilities Select Sector SPDR Fund	8,414,909,230	7,494,490,521	346,328,865
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$13,437,039,292	$ 499,441,255	$1,849,123,815	$(1,349,682,560)
The Consumer Discretionary Select Sector SPDR Fund	19,147,367,960	1,685,379,042	930,657,122	754,721,920
The Consumer Staples Select Sector SPDR Fund	15,544,234,528	497,123,687	733,953,060	(236,829,373)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Energy Select Sector SPDR Fund	$30,096,955,114	$6,707,502,711	$ 104,625,229	$ 6,602,877,482
The Financial Select Sector SPDR Fund	46,228,990,859	2,503,957,060	2,837,990,821	(334,033,761)
The Health Care Select Sector SPDR Fund	35,204,914,967	3,229,787,956	1,409,579,395	1,820,208,561
The Industrial Select Sector SPDR Fund	17,494,124,583	777,327,265	2,084,869,324	(1,307,542,059)
The Materials Select Sector SPDR Fund	7,752,182,928	523,011,011	541,648,723	(18,637,712)
The Real Estate Select Sector SPDR Fund	5,684,155,350	292,209,340	242,821,196	49,388,144
The Technology Select Sector SPDR Fund	39,122,480,894	9,721,976,496	1,228,982,036	8,492,994,460
The Utilities Select Sector SPDR Fund	14,405,014,332	779,746,315	190,738,111	589,008,204
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 245,607,112	$ 239,458,019	$ 14,560,006	$ 254,018,025
The Consumer Discretionary Select Sector SPDR Fund	267,579,226	80,293,118	198,913,086	279,206,204
The Consumer Staples Select Sector SPDR Fund	28,507,992	28,783,386	—	28,783,386
The Energy Select Sector SPDR Fund	38,769,025	—	40,653,295	40,653,295
The Financial Select Sector SPDR Fund	87,634,910	33,798,829	57,103,693	90,902,522
The Health Care Select Sector SPDR Fund	173,129,097	21,331,314	157,608,907	178,940,221
The Industrial Select Sector SPDR Fund	144,657,123	43,019,956	107,278,123	150,298,079
The Materials Select Sector SPDR Fund	98,959,251	10,589,732	91,086,584	101,676,316
The Technology Select Sector SPDR Fund	606,098,654	54,400,968	579,915,558	634,316,526
The Utilities Select Sector SPDR Fund	130,311,644	114,684,519	18,878,500	133,563,019
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2022:
		Remaining Contractual Maturity of the Agreements as of March 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$239,458,019	$—	$—	$—	$239,458,019	$239,458,019
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	80,293,118	—	—	—	80,293,118	80,293,118
The Consumer Staples Select Sector SPDR Fund	Common Stocks	28,783,386	—	—	—	28,783,386	28,783,386
The Financial Select Sector SPDR Fund	Common Stocks	33,798,829	—	—	—	33,798,829	33,798,829
The Health Care Select Sector SPDR Fund	Common Stocks	21,331,314	—	—	—	21,331,314	21,331,314
The Industrial Select Sector SPDR Fund	Common Stocks	43,019,956	—	—	—	43,019,956	43,019,956
The Materials Select Sector SPDR Fund	Common Stocks	10,589,732	—	—	—	10,589,732	10,589,732
The Technology Select Sector SPDR Fund	Common Stocks	54,400,968	—	—	—	54,400,968	54,400,968
The Utilities Select Sector SPDR Fund	Common Stocks	114,684,519	—	—	—	114,684,519	114,684,519
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.11%	$ 861.70	$0.51	$1,024.40	$0.56
The Consumer Discretionary Select Sector SPDR Fund	0.11	1,033.10	0.56	1,024.40	0.56
The Consumer Staples Select Sector SPDR Fund	0.11	1,113.20	0.58	1,024.40	0.56
The Energy Select Sector SPDR Fund	0.11	1,498.30	0.69	1,024.40	0.56
The Financial Select Sector SPDR Fund	0.11	1,029.60	0.56	1,024.40	0.56
The Health Care Select Sector SPDR Fund	0.11	1,082.20	0.57	1,024.40	0.56
The Industrial Select Sector SPDR Fund	0.11	1,060.00	0.56	1,024.40	0.56
The Materials Select Sector SPDR Fund	0.11	1,123.50	0.58	1,024.40	0.56
The Real Estate Select Sector SPDR Fund	0.11	1,101.70	0.58	1,024.40	0.56
The Technology Select Sector SPDR Fund	0.11	1,066.50	0.57	1,024.40	0.56
The Utilities Select Sector SPDR Fund	0.11	1,182.00	0.60	1,024.40	0.56
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdr.com.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) and (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdr.com.
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on October 29, 2021 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.
Proposal : To elect the following as Trustees of the Trust:
Trustee Nominee Name	Shares For	Shares Withheld
Allison Grant Williams	2,018,805,430.112	8,446,342,163
Sheila Hartnett-Devlin	2,018,505,396.167	8,746,376.108
James Jessee	2,018,682,127.524	8,569,644.751

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Trustee Nominee Name	Shares For	Shares Withheld
Teresa Polley	2,018,840,484.986	8,411,287.289
Ashley T. Rabun	2,009,049,386.873	18,202,385.402
James E. Ross	2,015,282,401.356	11,969,370.919
Rory Tobin	2,018,755,160.639	8,496,611.636
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at www.sectorspdr.com and the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free).

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TRUSTEES
Cheryl Burgermeister
Allison Grant Williams
Sheila Hartnett-Devlin
James Jessee
Teresa Polley
Ashley T. Rabun, Chairperson
James E. Ross, Interested Non-Management Trustee
Rory Tobin, Interested Trustee
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdr.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section  1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 3, 2022